Transactions - Additional Information (Details) $ / shares in Units, € in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 $ / shares shares
Business Acquisition [Line Items]
Common Stock, Shares, Issued | shares	724,686,080			723,715,147
Ordinary shares, Par or Stated Value Per Share | $ / shares	$ 0.001			$ 0.001
Proceeds from issuance of common stock	$ 2,000,000
Payments to acquire businesses, gross	424,722		$ 23,531
Share-based compensation	13,970		80,841
Liability for share-based compensation	$ 10,072
Preferred stock, shares authorized | shares	2,000,000,000
Shares redeemed	$ 0
USD First Lien Term Loan [Member]
Business Acquisition [Line Items]
Repayments of secured debt	416,700
Debt, fee amount	21,724
EUR First Lien Term Loan [Member]
Business Acquisition [Line Items]
Repayments of secured debt | €		€ 204,500
USD Second Lien Term Loan [Member]
Business Acquisition [Line Items]
Repayments of secured debt	$ 250,000
EUR Second Lien Term Loan [Member]
Business Acquisition [Line Items]
Repayments of secured debt | €		€ 212,459
Share based compensation [Member]
Business Acquisition [Line Items]
Internal performance targets	50.00%	50.00%
Share-based compensation			80,140
Pi Jersey [Member]
Business Acquisition [Line Items]
Cash Consideration for acquisition	$ 2,448,799
Net proceeds from the Merger	$ 1,616,673
Warrant [Member]
Business Acquisition [Line Items]
Number of shares that eligible to be purchased with each warrant | shares	1
Common stock, per share | $ / shares	$ 11.50
Date from which warrants is exercisable	Aug. 21, 2021	Aug. 21, 2021
Private Warrants Held by Related Party	$ 2,625
PIPE Investment [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Issued | shares	200,000,000
Ordinary shares, Par or Stated Value Per Share | $ / shares	$ 10.00
Proceeds from issuance of common stock	$ 2,000,000
Incremental costs	151,722
Payment of incremental costs			$ 133,422
Skrill USA | January 2022
Business Acquisition [Line Items]
Percentage of equity interest acquired in Skrill USA				100.00%
Paysafe Limited [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross	$ 2,448,799
Business acquisition equity instrument consideration, shares issued | shares	333,419,924	333,419,924
Common unit, issued | shares	190,292,458
Paysafe Limited [Member] | Public Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding | shares	48,901,025
Paysafe Limited [Member] | Private Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding | shares	5,000,000
Paysafe Bermuda Holdings LLC [Member]
Business Acquisition [Line Items]
Business acquisition equity instrument consideration, shares issued | shares	20,893,780	20,893,780